Tax payable	12 Months Ended
Dec. 31, 2024
Tax Payable
Tax payable

11. Tax payable

	As of December 31,
	2023	2024
Value added tax	33,078	40,859
Corporate income tax	4,490	4,490
Individual income tax withholding	2,455	776
Urban maintenance and construction tax	77	120
Stamp duty	348	349
Total	40,448	46,594

The Group’s revenues are subject to value-added tax at a rate of approximately 6%.